UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Genesis Asset Management LLC
           -----------------------------------------------------
Address:   909 Montgomery Street
           Suite 500
           San Francisco, CA 94133
           -----------------------------------------------------

Form 13F File Number: 28-05737
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gail P. Seneca
        -------------------------
Title:  President
        -------------------------
Phone:  (415) 486-6727
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Gail P. Seneca                 San Francisco, CA                  05/05/2005
------------------                 -----------------                  ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           34
                                         -----------
Form 13F Information Table Value Total:      $47,189
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ----
Adobe Systems Inc              COM              00724F101     1810   30430 SH       SOLE             30430      0    0
Alliance Data Systems Corp.    COM              018581108     1860   46050 SH       SOLE             46050      0    0
Bed Bath & Beyond Inc          COM              075896100     1601   43030 SH       SOLE             43030      0    0
Caremark RX Inc.               COM              141705103      260    6500 SH       SOLE              6500      0    0
Coach Inc                      COM              189754104     1164   43440 SH       SOLE             43440      0    0
Coca-Cola Enterprises          COM              191219104     1365   67230 SH       SOLE             67230      0    0
Comverse Technology Inc New    COM              205862402     1636   71790 SH       SOLE             71790      0    0
Darden Restaurants Inc         COM              237194105     1312   43740 SH       SOLE             43740      0    0
Dreamworks Animation SKG-A     COM              26153C103     1447   38590 SH       SOLE             38590      0    0
E M C Corp Mass                COM              268648102      139   10630 SH       SOLE             10630      0    0
Fisher Scientific Int'l        COM              338032204     1781   30000 SH       SOLE             30000      0    0
Genzyme Corp General Division  COM              372917104     1588   27140 SH       SOLE             27140      0    0
Global Payments Inc            COM              37940X102     1862   28750 SH       SOLE             28750      0    0
Investors Financial Svcs Corp  COM              461915100     1278   30430 SH       SOLE             30430      0    0
Jabil Circuit Inc              COM              466313103     1932   70010 SH       SOLE             70010      0    0
Kinetic Concepts               COM              49460w208     1423   23150 SH       SOLE             23150      0    0
KLA-Tencor Corporation         COM              482480100      815   20920 SH       SOLE             20920      0    0
L-3 Communications Holdings In COM              502424104     1701   23970 SH       SOLE             23970      0    0
Lyondell Petrochem             COM              552078107     1351   53840 SH       SOLE             53840      0    0
Microchip Technology Inc       COM              595017104     1093   38380 SH       SOLE             38380      0    0
Network Appliance Inc          COM              64120L104     1484   55640 SH       SOLE             55640      0    0
Nextel Partners Inc-Cl A       COM              65333F107     1660   70570 SH       SOLE             70570      0    0
Oshkosh Truck Corp             COM              688239201      921   12250 SH       SOLE             12250      0    0
Pacificare Health Systems      COM              695112102     1330   22250 SH       SOLE             22250      0    0
Quest Diagnostics              COM              74834l100     1542   14570 SH       SOLE             14570      0    0
Rohm & Haas Co                 COM              775371107     1411   32310 SH       SOLE             32310      0    0
Sepracor Inc                   COM              817315104     1701   28380 SH       SOLE             28380      0    0
Station Casinos Inc            COM              857689103     1145   17750 SH       SOLE             17750      0    0
Univision Communications-A     COM              914906102     1188   45200 SH       SOLE             45200      0    0
Verisign Inc                   COM              92343E102     1782   67390 SH       SOLE             67390      0    0
William Sonoma                 COM              969904101     1585   47320 SH       SOLE             47320      0    0
WW Grainger Inc.               COM              384802104     1577   28520 SH       SOLE             28520      0    0
Xilinx Inc                     COM              983919101     1490   55310 SH       SOLE             55310      0    0
Zebra Technologies Corp-Cl A   COM              989207105      955   20000 SH       SOLE             20000      0    0